EQUITY INVESTMENTS - Schedule and Narrative (Details) CAD in Millions, $ in Millions		12 Months Ended
	Dec. 03, 2015 CAD	Dec. 31, 2015 CAD	Dec. 31, 2014 CAD	Dec. 31, 2013 CAD	Dec. 31, 2015 USD ($)	Dec. 30, 2015	Dec. 04, 2015	Dec. 02, 2015	Dec. 31, 2014 USD ($)	May. 31, 2013	Apr. 30, 2013
Equity Investments
Income / (Loss) from Equity Investments		CAD 440	CAD 522	CAD 597
Equity Investments		6,214	5,598
Distributions received from equity investments		802	738	733
Returns of capital		226	159	128
Undistributed earnings		198	551	754
Contributions made to equity investments		CAD 493	CAD 256	CAD 163
TC PipeLines, LP
Equity Investments
Ownership interest in subsidiary		28.00%	28.30%	28.90%	28.00%				28.30%	28.90%	33.30%
Northern Border
Equity Investments
Difference between the carrying value of the investment and the underlying equity in the net assets | $					$ 117				$ 117
Bruce Power
Equity Investments
Ownership interest		48.50%			48.50%		48.50%
Difference between the carrying value of the investment and the underlying equity in the net assets		CAD 973	CAD 776
Bruce A
Equity Investments
Ownership interest						48.90%		48.90%
Bruce B
Equity Investments
Ownership interest	46.50%					31.60%		31.60%
Contributions made to equity investments	CAD 236
Natural Gas Pipelines | Northern Border
Equity Investments
Ownership interest		14.00%	14.20%	14.50%	14.00%				14.20%
Income / (Loss) from Equity Investments		CAD 85	CAD 76	CAD 66
Equity Investments		CAD 664	587
Natural Gas Pipelines | Northern Border | TC PipeLines, LP
Equity Investments
Ownership interest		50.00%			50.00%
Natural Gas Pipelines | Iroquois
Equity Investments
Ownership interest		44.50%			44.50%
Income / (Loss) from Equity Investments		CAD 51	43	41
Equity Investments		CAD 238	210
Natural Gas Pipelines | TQM
Equity Investments
Ownership interest		50.00%			50.00%
Income / (Loss) from Equity Investments		CAD 12	12	13
Equity Investments		72	73
Natural Gas Pipelines | Other
Equity Investments
Income / (Loss) from Equity Investments		31	32	25
Equity Investments		CAD 73	68
Liquids Pipelines | Grand Rapids
Equity Investments
Ownership interest		50.00%			50.00%
Equity Investments		CAD 542	240
Liquids Pipelines | Canaport Energy East Marine Terminal
Equity Investments
Ownership interest		50.00%			50.00%
Equity Investments		CAD 16
Energy | Other
Equity Investments
Income / (Loss) from Equity Investments		5	1	1
Equity Investments		CAD 67	61
Energy | Bruce Power
Equity Investments
Ownership interest		48.50%			48.50%
Income / (Loss) from Equity Investments		CAD 249	314	310
Equity Investments		CAD 4,200	3,995
Energy | ASTC Power Partnership
Equity Investments
Ownership interest		50.00%			50.00%
Income / (Loss) from Equity Investments		CAD (23)	8	110
Equity Investments		CAD 21	29
Energy | Portlands Energy
Equity Investments
Ownership interest		50.00%			50.00%
Income / (Loss) from Equity Investments		CAD 30	36	CAD 31
Equity Investments		CAD 321	CAD 335